Eaton Vance Dividend Builder Fund

EATON VANCE DIVIDEND BUILDER FUND
EATON VANCE GROWTH FUND
EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND
Supplement to Prospectus dated May 1, 2018

1. Any references to Dividend Builder Portfolio should be changed to Eaton Vance Dividend Builder Fund, except in the tables under “Financial Highlights” and as otherwise noted below.

2. The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance Dividend Builder Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund's Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 51 of the Fund's Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.64%	0.64%	0.64%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses(1)	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	1.02%	1.77%	0.77%

(1)	“Other Expenses” have been restated to delete the fees allocated to the Fund in connection with investing in Dividend Builder Portfolio (the “Portfolio”), the Fund’s former master portfolio.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$673	$881	$1,106	$1,751	$673	$881	$1,106	$1,751
Class C shares	$280	$557	$959	$2,084	$180	$557	$959	$2,084
Class I shares	$79	$246	$428	$954	$79	$246	$428	$954

3. The following paragraph is deleted from “Principal Investment Strategies” under “Fund Summaries – Eaton Vance Dividend Builder Fund”:

The Fund currently invests its assets in the Portfolio, a separate registered investment company with the same investment objective and policies as the Fund. However, the Board of Trustees recently approved the termination of the Portfolio and as a result the Fund plans to withdraw its investment in the Portfolio in the near future and invest its assets directly.

4. The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Dividend Builder Fund”:

Portfolio Manager. The Fund is managed by Charles B. Gaffney, Vice President of BMR, who has managed the Fund and the Portfolio since August 2007.

5. The following replaces the first paragraph under “Investment Objectives & Principal Policies and Risks”:

The investment objective and principal investment policies and risks of each Fund are described in its Fund Summary. Set forth below is additional information about such policies and risks, as well as information about other types of investments and practices in which each Fund may engage from time to time, unless otherwise noted. Large-Cap Value Fund seeks its investment objective by investing in a corresponding Portfolio. References to the Fund below are to each Fund and its corresponding Portfolio, if applicable. See also “Strategies and Risks” in the Statement of Additional Information.

6. The following replaces “Converting to Master-Feeder Structure” under “Investment Objectives & Principal Policies and Risks”:

Converting to Master-Feeder Structure. Dividend Builder Fund, Growth Fund, Real Estate Fund, Small-Cap Fund and Special Equities Fund may invest all of its investable assets in an open-end management investment company (“master fund”) with substantially the same investment objective, policies and restrictions as the Fund. Any such master fund would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund may initiate investments in a master fund at any time without shareholder approval.

7. The following replaces the first paragraph under “Investing in a Portfolio” under “Investment Objectives & Principal Policies and Risks”:

Investing in a Portfolio.  As described herein, Large-Cap Value Fund invests its assets in a corresponding Portfolio. This enables the Fund to pool its assets with other investors with substantially the same investment objective and policies that also invest in the same Portfolio, resulting in efficiencies in management and administration that can lower Fund costs and enhance shareholder returns.

8. The following replaces the first paragraph under “Management” under “Management and Organization”:

Management.  Dividend Builder Fund’s, Growth Fund’s, Large-Cap Value Portfolio’s, Small-Cap Fund’s and Special Equities Fund’s investment adviser is Boston Management and Research (“BMR”), an indirect subsidiary of Eaton Vance Corp. (“EVC”). Eaton Vance Management (“Eaton Vance”), a wholly-owned subsidiary of EVC, is Real Estate Fund’s investment adviser. Eaton Vance and BMR have offices at Two International Place, Boston, MA 02110. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage over $440 billion on behalf of mutual funds, institutional clients and individuals. Each investment adviser manages investments pursuant to an investment advisory agreement. Large-Cap Value Fund has been allocated its pro rata share of the advisory fee paid by the Portfolio in which it invests.

9. The following replaces “Dividend Builder Portfolio” under “Management and Organization”:

Dividend Builder Fund. Under its investment advisory agreement with Dividend Builder Fund, BMR receives a monthly advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate (for each level)
Up to $500 million	0.6500%
$500 million but less than $1 billion	0.6250%
$1 billion but less than $1.5 billion	0.6000%
$1.5 billion but less than $2 billion	0.5500%
$2 billion but less than $3 billion	0.5000%
$3 billion and over	0.4375%

Prior to June 11, 2018, Dividend Builder Fund invested its assets in Dividend Builder Portfolio, a separate registered investment company with the same objective and policies as the Fund. For the fiscal year ended December 31, 2017, the effective annual rate of advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.64%.

Dividend Builder Fund and Dividend Builder Portfolio (the Portfolio the Fund invested in prior to June 11, 2018) have been managed by Charles B. Gaffney since 2007. He is a Vice President of Eaton Vance and BMR and has managed other Eaton Vance portfolios for more than five years.

June 11, 2018	29383 6.11.18

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund's Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 51 of the Fund's Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Dividend Builder Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Eaton Vance Dividend Builder Fund		Class A	Class C	Class I
Management Fees		0.64%	0.64%	0.64%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses		1.02%	1.77%	0.77%
[1]	"Other Expenses" have been restated to delete the fees allocated to the Fund in connection with investing in Dividend Builder Portfolio (the "Portfolio"), the Fund's former master portfolio.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Dividend Builder Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	673	881	1,106	1,751
Class C	280	557	959	2,084
Class I	79	246	428	954

Expense Example, No Redemption - Eaton Vance Dividend Builder Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	673	881	1,106	1,751
Class C	180	557	959	2,084
Class I	79	246	428	954